Events after the Reporting Period (Details) - Subsequent Events [Member] - USD ($) $ in Thousands	1 Months Ended
	Nov. 17, 2022	Sep. 30, 2022	Sep. 15, 2022	Aug. 19, 2022
Events after the Reporting Period (Details) [Line Items]
Shares issued				3,211,100
Exercise of pre-funded warrants				3,211,100
Gross proceeds				$ 10,000
Increase in share capital			75,000,000
Base cash payment			$ 4,590
Amount of EBITDA		$ 1,120
Warrant, description		In addition, the Company issued to M.R.M $15,000 worth of warrants to purchase ordinary shares of the Company at an exercise price of $7.00 per share (with a cashless exercise mechanism) and with an exercise period of five years from the closing of the Acquisition (the “September 2022 Warrants”). The September 2022 Warrants will become exercisable upon the achievement of a milestone of $100,000 of sales of the Brand in the aggregate or when the price of the Company’s ordinary shares closes at $10.00 or above.
Amount invested	$ 1,500
Shares received	230,769
Percentage of share capital	9.33%